UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-07655
Driehaus Mutual Funds

(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)
Mary H. Weiss
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: September 30, 2005
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
           The Schedule(s) of Investments is attached herewith.
Driehaus International Discovery Fund
Schedule of Investments
September 30, 2005
(Unaudited)

	Number
	Of	Market
	Shares	Value
EQUITY SECURITIES — 88.7%
FAR EAST — 43.5%

Japan — 31.2%
Asahi Soft Drinks Co., Ltd.	392,500	$4,252,775
Chiyoda Corp.	415,000	7,640,504
En-Japan, Inc.	512	2,178,436
Hitachi Construction Machinery Co., Ltd.	113,800	2,175,352
Hitachi Koki Co., Ltd.	542,000	6,674,736
Hitachi Tool Engineering, Ltd.	147,600	2,596,522
Ibiden Co., Ltd.	199,700	8,320,833
Kenedix, Inc.	2,537	8,447,727
Komatsu, Ltd.	545,000	7,422,216
Meiko Electronics Co., Ltd.	173,900	6,433,932
Miraca Holdings, Inc.	262,800	6,042,178
Mori Seiki Co., Ltd.	339,800	4,594,723
Nippon Seiki Co., Ltd.	389,000	6,853,418
Okuma Holdings, Inc.	763,000	6,815,381
Pacific Management Corp.	1,035	4,266,913
Point, Inc.	161,700	8,261,628
Right On Co., Ltd	79,300	2,905,990
Star Micronics Co. Ltd.	512,000	6,476,674
Sysmex Corp.	44,800	1,550,951
Sysmex Corp. — When Issued**	44,800	1,550,951
The Musashino Bank, Ltd.	31,000	1,903,365
Toho Titanium Co., Ltd.	146,700	8,774,604
Toyo Tire & Rubber Co., Ltd.	893,000	4,696,274
Urban Corp.	154,900	7,654,942
Yamada Denki Co., Ltd.	83,400	6,340,222
Yamaha Motor Co., Ltd.	202,900	4,191,336

		139,022,583

Singapore — 4.6%
Citiraya Industries, Ltd.**#	5,320,000	0
Cosco Corp., Ltd.	4,916,000	7,379,593
Hyflux, Ltd.	3,328,500	6,176,821
StarHub, Ltd.	5,853,000	6,987,418

		20,543,832

Australia — 2.7%
Aristocrat Leisure, Ltd.	620,045	5,603,244
Macquarie Bank, Ltd.	116,145	6,673,931

		12,277,175

Hong Kong — 2.1%
Regal Hotels International Holdings, Ltd.	52,154,000	4,033,903
Shangri-La Asia, Ltd.	3,396,000	5,494,118

		9,528,021

South Korea — 1.9%
CJ Home Shopping	96,883	8,680,940

Taiwan — 1.0%
Motech Industries, Inc.	311,502	4,458,678

Total FAR EAST		194,511,229

EUROPE — 39.0%
Norway — 5.2%
Aker Yards AS	111,100	5,960,673
Eltek ASA**	212,100	3,528,768
Petroleum Geo-Services ASA**	273,459	8,702,704
Tandberg Television ASA**	424,820	5,527,838

		23,719,983

United Kingdom — 4.6%
Ashtead Group PLC**	1,647,554	4,024,730
Burren Energy PLC	261,765	3,855,187
NETeller PLC**	249,827	3,646,320
Sportingbet PLC	400,594	2,204,481
Tullow Oil PLC	1,533,316	7,031,571

		20,762,289

	Number
	Of	Market
	Shares	Value
Luxembourg — 4.0%
Stolt Offshore SA**	696,840	8,056,968
Tenaris SA — ADR	70,400	9,703,936

		17,760,904

Italy — 3.7%
ERG SpA	230,195	6,363,181
Geox SpA	586,786	5,849,877
Tod’s SpA	69,084	4,168,869

		16,381,927

Denmark — 3.1%
GN Store Nord AS	532,800	7,036,212
Topdanmark AS**	84,300	6,706,800

		13,743,012

Germany — 2.7%
Continental AG	49,648	4,075,426
Software AG	137,044	6,390,610
Wincor Nixdorf AG	17,059	1,640,190

		12,106,226

France — 2.6%
Axalto Holding NV**	249,717	9,162,743
SR Teleperformance	84,110	2,644,454

		11,807,197

Spain — 2.6%
Fadesa Inmobiliaria SA	192,436	6,915,253
Gestevision Telecinco SA	215,613	4,508,943

		11,424,196

Switzerland — 2.1%
Logitech International SA**	160,576	6,493,495
Ypsomed Holding AG**	27,075	3,053,532

		9,547,027

Turkey — 1.8%
Denizbank AS**	1,527,709	8,168,960

Netherlands — 1.6%
Aalberts Industries NV	39,244	2,077,637
Core Laboratories NV — ADR**	66,386	2,141,612
Stork NV	61,530	3,046,735

		7,265,984

Finland — 1.5%
Nokian Renkaat Oyj	276,400	6,547,496

Ireland — 1.0%
Anglo Irish Bank Corp. PLC	323,243	4,389,936

Poland — 0.8%
TVN SA**	216,756	3,787,524

Belgium — 0.7%
Option NV**	54,628	2,993,855

Sweden — 0.5%
Munters AB	86,300	2,036,704

Hungary — 0.5%
EGIS Rt.	22,301	2,017,966

Total EUROPE		174,461,186

NORTH AMERICA — 4.5%

Canada — 3.3%
Precision Drilling Corp.**	149,199	7,342,516
Trican Well Service, Ltd.**	204,869	7,456,350

		14,798,866

Bermuda — 0.7%
Marvell Technology Group, Ltd. — ADR**	66,546	3,068,436

Mexico — 0.5%
Grupo Aeroportuario del Sureste SA de CV — ADR	52,300	2,086,770

Total NORTH AMERICA		19,954,072

	Number
	Of	Market
	Shares	Value
AFRICA — 1.7%
South Africa — 1.7%
Foschini, Ltd.	1,069,142	7,645,731

Total AFRICA		7,645,731

Total EQUITY SECURITIES		396,572,218

(Cost $302,263,730)

EQUITY CERTIFICATES — 2.9%
FAR EAST — 2.9%

India — 2.9%
Bharat Heavy Electricals, Ltd.†	213,691	5,971,488
Bharti Tele-Ventures, Ltd.**†	855,796	6,795,962

		12,767,450

Total EQUITY CERTIFICATES		12,767,450

(Cost $8,806,312)
TOTAL INVESTMENTS	91.6%	$409,339,668
(COST $311,070,042)
Other Assets in Excess of Liabilities	8.4%	37,678,422

Net Assets	100.0%	$447,018,090

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$311,896,937

Gross Appreciation		$102,161,909
Gross Depreciation		(4,719,178)

Net Appreciation		$97,442,731

**	Non-income producing security.

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2005, the value of these restricted securities amounted to $12,767,450 or 2.9% of net assets.

Additional information on each restricted holding is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Bharat Heavy Electricals, Ltd.	05/25/05 to 08/26/05	$4,573,129
Bharti Tele-Ventures, Ltd.	12/02/04 to 08/25/05	$4,233,183

#	This security has been halted from trading since January 24, 2005, and is being valued at a fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees.
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt
For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Financial Statements.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2005
(Unaudited)

	Number
	Of	Market
	Shares	Value
EQUITY SECURITIES — 89.5%
FAR EAST — 43.3%

South Korea — 16.4%
Daishin Securities Co., Ltd.	129,020	$2,132,817
Dasan Networks, Inc.**	132,063	1,525,021
Dongkuk Steel Mill Co., Ltd.	69,420	1,426,985
Humax Co., Ltd.	82,227	1,942,401
Hynix Semiconductor, Inc.**	64,030	1,411,299
Hyundai Motor Co., Ltd.	31,590	2,467,259
GS Home Shopping, Inc.	18,216	1,892,299
NHN Corp.**	18,523	3,150,774
Samsung Fire & Marine Insurance Co., Ltd.	24,359	2,521,104
Shinhan Financial Group Co., Ltd.	87,930	3,058,801
Shinsegae Co., Ltd.	6,692	2,481,844
Wooree ETI Co., Ltd.**	100,470	1,776,398

		25,787,002

China — 9.4%
China Mobile, Ltd.	600,000	2,939,148
Focus Media Holding, Ltd. — ADR**	50,700	1,355,718
Guangzhou R & F Properties Co., Ltd.**	1,139,600	3,312,727
NetEase.com, Inc. — ADR**	7,000	630,070
Tencent Holdings, Ltd.	1,648,000	1,996,971
Zijin Mining Group Co., Ltd.	9,428,000	3,008,025
ZTE Corp.	495,000	1,611,214

		14,853,873

Taiwan — 9.4%
Acer, Inc.	1,385,260	2,755,033
AU Optronics Corp.	440	570
Delta Electronics, Inc.	928,000	1,585,560
High Tech Computer Corp.	145,000	1,767,413
Largan Precision Co., Ltd.	286,750	2,566,324
Mega Financial Holding Co., Ltd.	2,810,700	1,778,629
Motech Industries, Inc.	119,227	1,706,553
Polaris Securities Co., Ltd.	202,998	78,910
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	238,124	1,957,379
Tung Ho Steel Enterprises Corp.	1,030,000	611,442

		14,807,813

Singapore — 2.2%
Citiraya Industries, Ltd.**#	2,216,000	0
Cosco Corp., Ltd.	991,000	1,487,627
StarHub, Ltd.	1,694,000	2,022,328

		3,509,955

Thailand — 1.9%
Central Pattana Public Co., Ltd.	793,600	204,950
Charoen Pokphand Foods Public Co., Ltd. — NVDR	17,955,700	2,734,148

		2,939,098

Pakistan — 1.7%
Fauji Fertilizer Co., Ltd.	1,043,350	2,276,321
Pakistan Petroleum, Ltd.	118,000	386,811

		2,663,132

Hong Kong — 1.2%
Hengan International Group Co., Ltd.	942,000	898,606
Li Ning Co., Ltd.	1,696,000	1,011,170

		1,909,776

Indonesia — 1.1%
PT Perusahaan Gas Negara Tbk	4,323,500	1,752,487

Total FAR EAST		68,223,136

EUROPE — 18.9%

	Number
	Of	Market
	Shares	Value
Russia — 4.8%
Lukoil — ADR	51,166	2,958,418
Sberbank RF	2,533	2,393,685
Unified Energy System — GDR	16,026	621,809
Vimpel Communications — ADR**	37,800	1,679,832

		7,653,744

United Kingdom — 3.9%
BHP Billiton PLC	176,113	2,845,341
Burren Energy PLC	106,756	1,572,266
Cairn Energy PLC**	48,620	1,681,667

		6,099,274

Turkey — 3.0%
Denizbank AS**	588,282	3,145,659
Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi AS**	560,557	1,515,356

		4,661,015

Poland — 2.9%
Globe Trade Centre SA**	20,286	895,506
Grupa Lotos SA**	112,671	1,467,947
TVN SA**	123,888	2,164,779

		4,528,232

Austria — 1.7%
Raiffeisen International Bank Holding AG**	41,242	2,753,432

Luxembourg — 1.6%
Tenaris SA — ADR	18,400	2,536,256

Hungary — 1.0%
OTP Bank Rt	38,327	1,506,235

Total EUROPE		29,738,188

SOUTH AMERICA — 12.2%
Brazil — 11.2%
Banco Bradesco SA	63,180	2,917,918
Companhia Energetica de Minas Gerais (Pref.)	55,500,000	2,102,838
Companhia Vale do Rio Doce — ADR	54,800	2,403,528
Gol-Linhas Aereas Inteligentes SA — ADR	35,748	1,160,023
Localiza Rent-a-Car SA	160,400	1,323,361
Natura Cosmeticos SA	35,040	1,398,332
Net Servicos de Comunicacao SA (Pref.)**	3,697,400	1,624,721
Petroleo Brasileiro SA — ADR	41,000	2,931,090
Submarino SA**	145,100	1,862,709

		17,724,520

Argentina — 1.0%
BBVA Banco Frances SA — ADR	199,000	1,548,220

Total SOUTH AMERICA		19,272,740

NORTH AMERICA — 8.6%

Mexico — 7.5%
America Movil SA de CV — ADR — L	89,340	2,351,429
Grupo Aeroportuario del Sureste SA de CV — ADR	67,334	2,686,627
Grupo Financiero Banorte SA de CV — O	112,954	1,009,309
Urbi Desarrollos Urbanos SA de CV**	434,294	3,229,852
Wal-Mart de Mexico SA de CV	520,200	2,652,019

		11,929,236

Bermuda — 0.6%
Credicorp, Ltd.	30,400	868,528

Canada — 0.5%
Yamana Gold, Inc.**	163,842	713,153

Total NORTH AMERICA		13,510,917

AFRICA — 6.5%

South Africa — 6.5%
Aflease Gold and Uranium Resources, Ltd.**	1,292,542	1,279,845

	Number
	Of	Market
	Shares	Value
Aspen Pharmacare Holdings, Ltd.	448,549	2,298,263
Foschini, Ltd.	334,676	2,393,361
Harmony Gold Mining Co., Ltd.**	123,676	1,389,836
Sasol, Ltd.	76,408	2,957,845

		10,319,150

Total AFRICA		10,319,150

Total EQUITY SECURITIES (COST $104,346,863)		141,064,131

EQUITY CERTIFICATES — 5.5%
FAR EAST — 5.5%

India — 5.5%
Bharti Tele-Ventures, Ltd.**†	387,723	3,078,947
Cipla, Ltd.**†	218,513	1,888,258
Jaiprakash Associates, Ltd.†	258,218	1,756,683
UTI Bank, Ltd.†	327,411	1,987,679

		8,711,567

Total EQUITY CERTIFICATES (Cost $6,750,146)		8,711,567

TOTAL INVESTMENTS (COST $111,097,009)	95.0%	$149,775,698
Other Assets in Excess of Liabilities	5.0%	7,883,346

Net Assets	100.0%	$157,659,044

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$112,686,929

Gross Appreciation		$38,552,813
Gross Depreciation		(1,464,044)

Net Appreciation		$37,088,769

**	Non-income producing security.

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2005, the value of these restricted securities amounted to $8,711,567 or 5.5% of net assets.

Additional information on each restricted holding is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost
Bharti Tele — Ventures, Ltd.	10/07/04 to 07/11/05	$1,435,530
Cipla, Ltd.	07/15/05 to 09/29/05	1,742,880
Jaiprakash Associates, Ltd.	08/05/05 to 09/30/05	1,680,127
UTI Bank, Ltd.	05/04/05 to 09/26/05	1,891,609

#	This security has been halted from trading since January 24, 2005 and is being valued at a fair value as determine in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees.
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt
For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Financial Statements.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Driehaus Mutual Funds

By (Signature and Title)*	/s/Richard H. Driehaus

Richard H. Driehaus, President
(principal executive officer)
Date            November 21, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Richard H. Driehaus

Richard H. Driehaus, President
(principal executive officer)
Date            November 21, 2005

By (Signature and Title)*	/s/Michelle L. Cahoon

Michelle L. Cahoon, Treasurer
(principal financial officer)
Date            November 21, 2005
* Print the name and title of each signing officer under his or her signature.